Income tax and deferred taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Deferred tax assets	$ 604,471	$ 135,904
Deferred tax liabilities	(289,825)	(246,320)
Total	314,646	(110,416)	$ (156,101)
Unrealized loss
Statement [Line Items]
Deferred tax assets	655,695	144,181
Deferred tax liabilities		0
Total	655,695	144,181	90,585
Property, plant and equipment and capitalized interest
Statement [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(244,560)	(189,073)
Total	(244,560)	(189,073)	(187,168)
Restoration and rehabilitation provision
Statement [Line Items]
Deferred tax assets	4,685	6,567
Deferred tax liabilities	0	0
Total	4,685	6,567
Manufacturing expenses
Statement [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(139,383)	(108,181)
Total	(139,383)	(108,181)	(107,215)
Employee benefits and unemployment insurance
Statement [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(8,995)	(7,485)
Total	(8,995)	(7,486)	(6,669)
Vacation accrual
Statement [Line Items]
Deferred tax assets	7,650	6,039
Deferred tax liabilities	0	0
Total	7,650	6,039	6,138
Inventory provision
Statement [Line Items]
Deferred tax assets	27,512	20,557
Deferred tax liabilities	0	0
Total	27,512	20,557	22,200
Materials provision
Statement [Line Items]
Deferred tax assets	11,915	10,554
Deferred tax liabilities	0	0
Total	11,915	10,554	8,812
Others employee benefits
Statement [Line Items]
Deferred tax assets	1,177	929
Deferred tax liabilities	0	0
Research and development expenses
Statement [Line Items]
Deferred tax assets	0	0
Deferred tax liabilities	(12,294)	(5,387)
Total	(12,294)	(5,387)	(3,581)
Bad debt provision
Statement [Line Items]
Deferred tax assets	715	2,708
Deferred tax liabilities	0	0
Total	715	2,708	5,072
Provision for legal complaints and expenses
Statement [Line Items]
Deferred tax assets	6,827	334
Deferred tax liabilities	0	0
Total	6,827	334	19,637
Loan approval expenses
Statement [Line Items]
Deferred tax assets	0
Deferred tax liabilities	(8,793)
Total	(8,793)	(8,967)	(5,212)
Junior mining companies valued based on stock price
Statement [Line Items]
Deferred tax assets	5,226
Deferred tax liabilities	0
Total	5,226	5,243	(3,929)
Royality
Statement [Line Items]
Deferred tax assets	0
Deferred tax liabilities	(5,799)
Total	(5,799)	(4,545)	(3,012)
Loan acquisition expenses
Statement [Line Items]
Deferred tax assets		0
Deferred tax liabilities		(8,967)
Financial instruments recorded at market value
Statement [Line Items]
Deferred tax assets		5,242
Deferred tax liabilities		0
Specific tax on mining activity
Statement [Line Items]
Deferred tax assets		0
Deferred tax liabilities		(4,545)
Tax loss benefit
Statement [Line Items]
Deferred tax assets	10,059	7,113
Deferred tax liabilities	0	0
Total	8,615	7,113	844
Other
Statement [Line Items]
Deferred tax assets	2,913	8,862
Deferred tax liabilities	0	0
Total	16,049	8,862	1,454
Foreign items (other)
Statement [Line Items]
Deferred tax assets	96	136
Deferred tax liabilities	0
Total	(11,596)	136	$ (654)
Balances to date
Statement [Line Items]
Deferred tax assets	734,470	213,222
Deferred tax liabilities	$ (419,824)	$ (323,638)